Expense Example - Leverage Shares 2X Long BYDDY Daily ETF - Leverage Shares 2X Long BYDDY Daily ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 242